Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure About The Transactions In Foreign Currency [Abstract]
Transactions in foreign currency, description	As of December 31, 2021 the exchange rates for transactions in United States dollars, published by this institution, were S/3.975 for purchase and S/3.998 for sale (S/3.618 for purchase and S/3.624 for sale as of December 31, 2020).	As of December 31, 2021 the exchange rates for transactions in United States dollars, published by this institution, were S/3.975 for purchase and S/3.998 for sale (S/3.618 for purchase and S/3.624 for sale as of December 31, 2020).
Amount of underlying liabilities		$ 131,612,000		$ 131,612,000
Amount of swap position		132,000,000		150,000,000
Derivative financial instruments		$ 388,000		$ 18,388,000
Net loss exchange difference amount (in Nuevos Soles) | S/	S/ 7,086,000		S/ 9,831,000
Net gain exchange difference amount (in Nuevos Soles) | S/					S/ 729,000